SCHEDULE OF CONTRACT LIABILITIES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Contract Liabilities
Balance at beginning of period	$ 7,943	$ 254,163
Additions	965,310	586,860
Recognized to revenue during the period	(938,713)	(833,080)
Balance at the end of period	$ 34,540	$ 7,943